Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 59,197	$ 57,054
Tier 1 Capital	66,849	64,735
Total Capital	76,340	73,911
TLAC	129,375	123,288
Risk-Weighted Assets	433,944	420,838
Leverage Exposures	$ 1,529,299	$ 1,484,962
CET1 Ratio	13.60%	13.60%
Tier 1 Capital Ratio	15.40%	15.40%
Total Capital Ratio	17.60%	17.60%
TLAC Ratio	29.80%	29.30%
Leverage Ratio	4.40%	4.40%
TLAC Leverage Ratio	8.50%	8.30%